Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 75.95%
Energy : 0.14%
Energy Equipment & Services : 0.14%
Bristow Group Incorporated (a)‡	4,945	$94,865
Bristow Group Incorporated (a)‡	3,510	67,336
		162,201

Utilities : 75.81%
Electric Utilities : 48.24%
Alliant Energy Corporation	112,081	5,940,249
American Electric Power Company Incorporated	63,198	5,773,137
Duke Energy Corporation	57,571	5,076,035
Edison International	15,325	1,058,958
Entergy Corporation	36,745	4,276,751
Evergy Incorporated	39,981	2,529,598
Eversource Energy	27,194	2,247,312
Exelon Corporation	62,107	2,757,551
FirstEnergy Corporation	66,694	3,180,637
IDACORP Incorporated	33,307	3,498,900
NextEra Energy Incorporated	30,424	7,113,740
Pinnacle West Capital Corporation	10,316	901,515
PNM Resources Incorporated	80,096	3,880,651
Spark Energy Incorporated Class A	283,148	3,123,122
The Southern Company	46,567	2,886,688
Xcel Energy Incorporated	43,118	2,651,326
		56,896,170

Gas Utilities : 2.66%
Atmos Energy Corporation	9,906	1,059,546
South Jersey Industries Incorporated	66,672	2,082,833
		3,142,379

Multi-Utilities : 23.22%
Ameren Corporation	19,884	1,477,978
Avista Corporation	83,045	3,926,368
CenterPoint Energy Incorporated	137,742	3,382,944
CMS Energy Corporation	19,551	1,198,476
Consolidated Edison Incorporated	18,243	1,585,134
Dominion Energy Incorporated	30,918	2,569,595
DTE Energy Company	37,522	4,687,999
Public Service Enterprise Group Incorporated	31,693	1,879,712
Sempra Energy	30,000	4,418,100
WEC Energy Group Incorporated	25,497	2,260,309
		27,386,615

Water Utilities : 1.69%
American Water Works Company Incorporated	16,430	1,988,523

Total Common Stocks (Cost $78,635,814)		89,575,888

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 31.60%
Communication Services : 4.76%
Diversified Telecommunication Services : 0.32%
Level 3 Financing Incorporated 144A	4.63%	9-15-2027	$50,000	$50,875
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	75,563
Level 3 Financing Incorporated	5.38	8-15-2022	105,000	105,394
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,813
Level 3 Financing Incorporated	5.63	2-1-2023	90,000	90,338
				372,983

Entertainment : 0.11%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	103,500
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	25,000	26,625
				130,125

Media : 3.71%
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	26,313
CCO Holdings LLC	5.13	2-15-2023	125,000	127,031
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	138,206
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	53,000
CCO Holdings LLC	5.25	9-30-2022	90,000	91,238
CCO Holdings LLC 144A	5.38	5-1-2025	300,000	310,500
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,275
CCO Holdings LLC	5.75	9-1-2023	50,000	51,048
CCO Holdings LLC 144A	5.75	2-15-2026	300,000	316,863
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	130,313
CSC Holdings LLC 144A	5.38	7-15-2023	200,000	205,250
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	211,282
CSC Holdings LLC 144A	7.50	4-1-2028	200,000	225,250
CSC Holdings LLC 144A	7.75	7-15-2025	100,000	107,251
Diamond Sports Group LLC 144A	5.38	8-15-2026	25,000	25,375
Diamond Sports Group LLC 144A	6.63	8-15-2027	25,000	24,368
DISH Network Corporation	3.38	8-15-2026	125,000	117,891
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	103,750
Gray Television Incorporated 144A	5.88	7-15-2026	350,000	371,124
Gray Television Incorporated 144A	7.00	5-15-2027	100,000	110,750
Lamar Media Corporation	5.38	1-15-2024	50,000	51,125
National CineMedia LLC 144A	5.88	4-15-2028	225,000	234,563
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	250,000	263,345
Nielsen Finance LLC 144A	5.00	4-15-2022	300,000	301,875
Outfront Media Capital Corporation 144A	4.63	3-15-2030	25,000	25,235
Outfront Media Capital Corporation	5.63	2-15-2024	54,000	55,403
Outfront Media Capital Corporation	5.88	3-15-2025	100,000	103,080
Salem Media Group Incorporated 144A	6.75	6-1-2024	300,000	262,500
Scripps Escrow Incorporated 144A	5.88	7-15-2027	25,000	25,680
The E.W. Scripps Company 144A	5.13	5-15-2025	300,000	304,125
				4,379,009

Wireless Telecommunication Services : 0.62%
Sprint Capital Corporation	8.75	3-15-2032	125,000	149,063
T-Mobile USA Incorporated	4.00	4-15-2022	50,000	51,500
T-Mobile USA Incorporated	4.75	2-1-2028	25,000	26,156
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	25,844
T-Mobile USA Incorporated	5.38	4-15-2027	175,000	187,031
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	25,435
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	150,438
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,175
T-Mobile USA Incorporated	6.50	1-15-2026	100,000	107,000
				727,642

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 4.79%
Auto Components : 0.77%
Allison Transmission Incorporated 144A	4.75%	10-1-2027	$75,000	$77,063
Allison Transmission Incorporated 144A	5.00	10-1-2024	425,000	435,094
Allison Transmission Incorporated 144A	5.88	6-1-2029	50,000	53,938
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	295,550
Cooper Tire & Rubber Company	8.00	12-15-2019	15,000	15,009
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	25,000	26,531
				903,185

Distributors : 0.28%
LKQ Corporation	4.75	5-15-2023	325,000	330,281

Diversified Consumer Services : 0.74%
Carriage Services Incorporated 144A	6.63	6-1-2026	150,000	157,125
Service Corporation International	4.63	12-15-2027	100,000	103,750
Service Corporation International	7.50	4-1-2027	425,000	518,500
Service Corporation International	8.00	11-15-2021	85,000	93,288
				872,663

Hotels, Restaurants & Leisure : 1.06%
CCM Merger Incorporated 144A	6.00	3-15-2022	425,000	433,500
Hilton Domestic Operating Company Incorporated	4.88	1-15-2030	250,000	265,625
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	50,000	52,625
KFC Holding Company 144A	5.00	6-1-2024	100,000	103,750
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	225,000	237,375
Yum! Brands Incorporated 144A	4.75	1-15-2030	150,000	155,250
				1,248,125

Specialty Retail : 1.58%
Asbury Automotive Group Incorporated	6.00	12-15-2024	350,000	360,938
Group 1 Automotive Incorporated	5.00	6-1-2022	125,000	126,563
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	170,000	174,109
Lithia Motors Incorporated 144A	5.25	8-1-2025	350,000	361,375
Penske Auto Group Incorporated	3.75	8-15-2020	50,000	50,188
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	308,250
Penske Auto Group Incorporated	5.75	10-1-2022	125,000	126,360
Sonic Automotive Incorporated	5.00	5-15-2023	145,000	146,813
Sonic Automotive Incorporated	6.13	3-15-2027	200,000	208,750
				1,863,346

Textiles, Apparel & Luxury Goods : 0.36%
Levi Strauss & Company	5.00	5-1-2025	100,000	103,000
The William Carter Company 144A	5.63	3-15-2027	125,000	134,688
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	185,000	189,163
				426,851

Consumer Staples : 0.43%
Beverages : 0.05%
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	52,375

Food Products : 0.32%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	75,000	79,219
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	110,000	114,125
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	25,000	27,000
Prestige Brands Incorporated 144A%%	5.13	1-15-2028	25,000	25,594

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Prestige Brands Incorporated 144A	6.38%	3-1-2024	$100,000	$104,125
US Foods Incorporated 144A	5.88	6-15-2024	30,000	30,929
				380,992

Household Products : 0.06%
Central Garden & Pet Company	5.13	2-1-2028	25,000	25,938
Central Garden & Pet Company	6.13	11-15-2023	20,000	20,650
Spectrum Brands Incorporated	5.75	7-15-2025	25,000	26,180
				72,768

Energy : 6.30%
Energy Equipment & Services : 1.50%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	150,000	76,500
Era Group Incorporated	7.75	12-15-2022	265,000	267,650
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	133,559
Hilcorp Energy Company 144A	5.75	10-1-2025	225,000	195,451
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	63,092
NGPL PipeCo LLC 144A	4.38	8-15-2022	50,000	51,763
NGPL PipeCo LLC 144A	7.77	12-15-2037	450,000	574,738
Oceaneering International Incorporated	6.00	2-1-2028	225,000	202,186
USA Compression Partners LP	6.88	4-1-2026	150,000	154,125
USA Compression Partners LP 144A	6.88	9-1-2027	50,000	51,140
				1,770,204

Oil, Gas & Consumable Fuels : 4.80%
Antero Midstream Partners LP 144A	5.75	1-15-2028	225,000	173,813
Archrock Partners LP	6.00	10-1-2022	75,000	75,188
Archrock Partners LP 144A	6.88	4-1-2027	100,000	102,961
Buckeye Partners LP	5.85	11-15-2043	200,000	170,729
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	150,000	147,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	25,000	24,063
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	125,000	136,936
Cheniere Energy Partners LP 144A	4.50	10-1-2029	50,000	50,265
Cheniere Energy Partners LP	5.25	10-1-2025	525,000	540,750
Cheniere Energy Partners LP	5.63	10-1-2026	150,000	157,872
Continental Resources Incorporated	3.80	6-1-2024	100,000	102,482
Denbury Resources Incorporated	6.38	12-31-2024	81,000	44,204
Denbury Resources Incorporated 144A	7.75	2-15-2024	113,000	84,044
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	175,500
Denbury Resources Incorporated 144A	9.25	3-31-2022	86,000	71,165
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	50,539
EnLink Midstream Partners LP	4.40	4-1-2024	125,000	115,000
EnLink Midstream Partners LP	4.85	7-15-2026	325,000	287,316
Enviva Partners LP 144A%%	6.50	1-15-2026	125,000	129,900
Gulfport Energy Corporation	6.00	10-15-2024	200,000	136,940
Indigo Natural Resources LLC 144A	6.88	2-15-2026	75,000	68,063
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	46,517
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	113,703
MPLX LP 144A	5.25	1-15-2025	50,000	52,488
MPLX LP 144A	6.38	5-1-2024	25,000	26,143
Murphy Oil Corporation	4.75	9-15-2029	150,000	158,385
Murphy Oil Corporation	5.63	12-1-2042	75,000	66,685
Murphy Oil Corporation	5.75	8-15-2025	15,000	15,356
Murphy Oil Corporation	5.88	12-1-2027	25,000	25,130
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	300,000	304,201
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	200,000	207,620
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	57,475
Rose Rock Midstream LP	5.63	7-15-2022	100,000	100,813
Rose Rock Midstream LP	5.63	11-15-2023	125,000	128,125

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC	5.63%	2-1-2021	125,000	128,591
Sabine Pass Liquefaction LLC	6.25	3-15-2022	100,000	107,528
SemGroup Corporation	6.38	3-15-2025	275,000	286,688
SemGroup Corporation	7.25	3-15-2026	150,000	164,625
Southern Star Central Corporation 144A	5.13	7-15-2022	150,000	151,500
Southwestern Energy Company	7.50	4-1-2026	50,000	43,813
Southwestern Energy Company	7.75	10-1-2027	50,000	43,438
Summit Midstream Holdings LLC	5.75	4-15-2025	25,000	18,875
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	450,000	438,188
Ultra Resources Incorporated 144A	7.13	4-15-2025	425,000	37,188
Whiting Petroleum Corporation	1.25	4-1-2020	97,000	92,302
				5,660,107

Financials : 1.87%
Banks : 0.01%
Citigroup Incorporated	4.13	3-9-2021	5,000	5,094
Citigroup Incorporated	6.13	3-9-2028	10,000	11,750
				16,844

Consumer Finance : 0.84%
Ally Financial Incorporated	8.00	3-15-2020	203,000	205,556
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	181,344
Navient Corporation	8.00	3-25-2020	58,000	58,816
Springleaf Finance Corporation	5.38	11-15-2029	100,000	103,000
Springleaf Finance Corporation	6.13	3-15-2024	50,000	54,751
Springleaf Finance Corporation	6.63	1-15-2028	125,000	138,125
Springleaf Finance Corporation	7.13	3-15-2026	125,000	144,063
Springleaf Finance Corporation	7.75	10-1-2021	25,000	27,313
Springleaf Finance Corporation	8.25	10-1-2023	65,000	75,888
				988,856

Diversified Financial Services : 0.58%
Jefferies Finance LLC 144A	6.25	6-3-2026	200,000	207,500
LPL Holdings Incorporated 144A	5.75	9-15-2025	450,000	475,520
				683,020

Insurance : 0.44%
Alliant Holdings Intermediate LLC 144A	6.75	10-15-2027	25,000	26,438
AmWINS Group Incorporated 144A	7.75	7-1-2026	150,000	162,188
HUB International Limited 144A	7.00	5-1-2026	175,000	179,375
USI Incorporated 144A	6.88	5-1-2025	150,000	150,750
				518,751

Health Care : 2.56%
Health Care Equipment & Supplies : 0.44%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	75,000	78,188
Hologic Incorporated 144A	4.38	10-15-2025	250,000	257,500
Hologic Incorporated 144A	4.63	2-1-2028	125,000	131,875
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	50,000	48,125
				515,688

Health Care Providers & Services : 1.67%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	20,800
Centene Corporation 144A	5.38	6-1-2026	75,000	79,594

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Centene Corporation	6.13%	2-15-2024	$25,000	$25,984
CHS Incorporated	5.13	8-1-2021	300,000	297,750
Davita Incorporated	5.00	5-1-2025	125,000	128,960
Encompass Health Corporation	4.50	2-1-2028	25,000	25,625
Encompass Health Corporation	4.75	2-1-2030	25,000	25,812
Encompass Health Corporation	5.75	11-1-2024	15,000	15,206
HealthSouth Corporation	5.75	9-15-2025	75,000	78,750
MEDNAX Incorporated 144A	5.25	12-1-2023	50,000	51,125
MEDNAX Incorporated 144A	6.25	1-15-2027	75,000	76,313
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	325,000	294,938
MPT Operating Partnership LP	4.63	8-1-2029	50,000	52,436
MPT Operating Partnership LP	5.00	10-15-2027	100,000	105,000
MPT Operating Partnership LP	5.25	8-1-2026	150,000	159,407
MPT Operating Partnership LP	6.38	3-1-2024	25,000	26,148
NVA Holdings Company 144A	6.88	4-1-2026	25,000	27,000
Polaris Intermediate Corporation 144A	8.50	12-1-2022	50,000	41,488
Select Medical Corporation 144A	6.25	8-15-2026	150,000	160,875
Tenet Healthcare Corporation	4.63	7-15-2024	118,000	122,130
Tenet Healthcare Corporation 144A	4.88	1-1-2026	75,000	77,906
Tenet Healthcare Corporation 144A	5.13	11-1-2027	25,000	26,125
Vizient Incorporated 144A	6.25	5-15-2027	25,000	27,063
WellCare Health Plans Incorporated 144A	5.38	8-15-2026	25,000	26,625
				1,973,060

Health Care Technology : 0.29%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	325,000	335,563

Life Sciences Tools & Services : 0.04%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	25,000	26,625
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	25,000	25,188
				51,813

Pharmaceuticals : 0.12%
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	109,566
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	28,313
				137,879

Industrials : 2.75%
Aerospace & Defense : 0.32%
BBA US Holdings Incorporated 144A	4.00	3-1-2028	100,000	100,655
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	275,000	282,563
				383,218

Airlines : 0.36%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	105,486
BBA US Holdings Incorporated 144A	5.38	5-1-2026	300,000	315,444
				420,930

Commercial Services & Supplies : 1.28%
ACCO Brands Corporation 144A	5.25	12-15-2024	25,000	25,938
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	300,000	313,125
Covanta Holding Corporation	5.88	3-1-2024	185,000	190,550
Covanta Holding Corporation	5.88	7-1-2025	75,000	78,375
IAA Spinco Incorporated 144A	5.50	6-15-2027	325,000	341,772
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	558,938
				1,508,698

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical Equipment : 0.15%
Sensata Techologies Incorporated 144A	4.38%	2-15-2030	$175,000	$174,554

Machinery : 0.45%
Harsco Corporation 144A	5.75	7-31-2027	25,000	26,313
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	250,000	270,625
Trimas Corporation 144A	4.88	10-15-2025	225,000	230,063
				527,001

Trading Companies & Distributors : 0.19%
Fortress Transportation and Infrastructure Investors LLC 144A	6.50	10-1-2025	225,000	231,563

Information Technology : 3.02%
Communications Equipment : 0.10%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	72,375
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	50,000	50,248
				122,623

IT Services : 0.89%
Cardtronics Incorporated 144A	5.50	5-1-2025	325,000	336,203
Gartner Incorporated 144A	5.13	4-1-2025	350,000	366,958
Infor US Incorporated	6.50	5-15-2022	50,000	50,940
Zayo Group LLC 144A	5.75	1-15-2027	75,000	76,500
Zayo Group LLC	6.38	5-15-2025	214,000	220,153
				1,050,754

Semiconductors & Semiconductor Equipment : 0.11%
Qorvo Incorporated 144A	4.38	10-15-2029	125,000	127,031

Software : 0.86%
CDK Global Incorporated	4.88	6-1-2027	25,000	26,190
CDK Global Incorporated	5.00	10-15-2024	50,000	54,063
CDK Global Incorporated 144A	5.25	5-15-2029	25,000	26,504
CDK Global Incorporated	5.88	6-15-2026	25,000	26,719
Fair Isaac Corporation 144A	5.25	5-15-2026	400,000	436,000
IQVIA Incorporated 144A	5.00	5-15-2027	150,000	157,500
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	213,990
Symantec Corporation 144A	5.00	4-15-2025	75,000	75,733
				1,016,699

Technology Hardware, Storage & Peripherals : 1.06%
Dell International LLC 144A	5.88	6-15-2021	165,000	167,475
Dell International LLC 144A	7.13	6-15-2024	525,000	555,188
NCR Corporation	5.88	12-15-2021	15,000	15,009
NCR Corporation	6.38	12-15-2023	500,000	512,075
				1,249,747

Materials : 1.68%
Chemicals : 0.02%
Valvoline Incorporated	5.50	7-15-2024	25,000	26,027

Containers & Packaging : 1.50%
Ball Corporation	4.88	3-15-2026	50,000	54,689
Ball Corporation	5.25	7-1-2025	40,000	44,696
Berry Global Incorporated	5.13	7-15-2023	50,000	51,313

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Berry Global Incorporated 144A	5.63%	7-15-2027	$100,000	$106,500
Berry Global Incorporated	6.00	10-15-2022	49,000	49,858
Crown Americas Capital Corporation VI	4.75	2-1-2026	75,000	78,656
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	225,000	267,188
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	175,000	166,688
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	125,000	119,375
Owens-Brockway Packaging Incorporated 144A	5.38	1-15-2025	50,000	50,625
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	50,000	52,938
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	350,000	370,125
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	125,000	127,813
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	107,875
Silgan Holdings Incorporated 144A	4.13	2-1-2028	125,000	125,235
				1,773,574

Metals & Mining : 0.16%
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	50,000	51,320
Novelis Corporation 144A	5.88	9-30-2026	100,000	104,750
Novelis Corporation 144A	6.25	8-15-2024	25,000	26,289
				182,359

Real Estate : 1.41%
Equity REITs : 1.41%
CoreCivic Incorporated	4.63	5-1-2023	35,000	34,169
CoreCivic Incorporated	5.00	10-15-2022	125,000	124,844
Equinix Incorporated	5.88	1-15-2026	125,000	132,500
ESH Hospitality Incorporated 144A	4.63	10-1-2027	25,000	25,125
ESH Hospitality Incorporated 144A	5.25	5-1-2025	375,000	387,188
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	125,781
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	104,000
Iron Mountain Incorporated	6.00	8-15-2023	267,000	273,883
SBA Communications Corporation	4.88	7-15-2022	75,000	76,031
The Geo Group Incorporated	5.13	4-1-2023	50,000	44,250
The Geo Group Incorporated	5.88	1-15-2022	135,000	131,288
The Geo Group Incorporated	5.88	10-15-2024	175,000	146,563
The Geo Group Incorporated	6.00	4-15-2026	75,000	59,438
				1,665,060

Utilities : 2.03%
Electric Utilities : 0.37%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	125,000	128,415
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	25,000	25,688
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	275,000	280,500
				434,603

Gas Utilities : 0.09%
AmeriGas Partners LP	5.75	5-20-2027	75,000	81,750
Suburban Propane Partners LP	5.88	3-1-2027	25,000	25,638
				107,388

Independent Power & Renewable Electricity Producers : 1.57%
NSG Holdings LLC 144A	7.75	12-15-2025	362,963	393,815
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	575,000	592,250
TerraForm Global Operating LLC 144A	6.13	3-1-2026	125,000	130,000
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	355,980
TerraForm Power Operating LLC 144A	4.75	1-15-2030	100,000	100,495

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers (continued)
TerraForm Power Operating LLC 144A	5.00%	1-31-2028	$275,000	$285,830
				1,858,370

Total Corporate Bonds and Notes (Cost $36,655,717)				37,272,329

Loans : 1.32%
Communication Services : 0.36%
Media : 0.36%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	5.96	8-27-2026	372,595	357,132
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±	5.21	3-28-2025	69,492	69,231
				426,363

Consumer Discretionary : 0.41%
Hotels, Restaurants & Leisure : 0.41%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.95	8-8-2021	38,155	38,098
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.16	1-24-2023	517,029	450,369
				488,467

Energy : 0.31%
Energy Equipment & Services : 0.06%
Hornbeck Offshore Services Incorporated (3 Month LIBOR +9.50%) ±	9.50	2-5-2025	102,000	69,360

Oil, Gas & Consumable Fuels : 0.25%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	8.45	10-29-2025	75,000	52,313
EPIC Crude Services LP (6 Month LIBOR +5.00%) ±	7.04	3-2-2026	200,000	188,250
Ultra Resources Incorporated (1 Month LIBOR +4.00%) ±	5.70	4-12-2024	99,610	58,720
				299,283

Financials : 0.13%
Diversified Financial Services : 0.11%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ‡±	9.43	4-30-2023	125,000	124,688

Insurance : 0.02%
USI Incorporated (1 Month LIBOR +4.00%) ± %%<	5.80	12-2-2026	25,000	24,958

Industrials : 0.07%
Commercial Services & Supplies : 0.07%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.20	7-25-2022	91,664	78,545

Real Estate : 0.04%
Real Estate Management & Development : 0.04%
Capital Automotive LP (1 Month LIBOR +6.00%) ±	7.71	3-24-2025	47,038	47,068

Total Loans (Cost $1,763,721)				1,558,732

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

	Dividend yield		Shares	Value
Preferred Stocks : 0.28%
Energy : 0.28%
Energy Equipment & Services : 0.28%
Bristow Group Incorporated (a)‡	0.00%		1,438	$55,792
Bristow Group Incorporated (a)‡	0.00		7,161	277,832
Total Preferred Stocks (Cost $260,436)				333,624

		Expiration date
Rights : 0.02%
Communication Services : 0.00%
Media : 0.00%
Dish Network Corporation		12-9-2019	104	71

Utilities : 0.02%
Independent Power & Renewable Electricity Producers : 0.02%
Vistra Energy Corporation		12-31-2046	23,978	21,101

Total Rights (Cost $24,970)				21,172

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.79%
Communication Services : 0.13%
Diversified Telecommunication Services : 0.04%
Intelsat Luxembourg SA	8.13	6-1-2023	$50,000	22,750
Telesat Canada Incorporated 144A	6.50	10-15-2027	25,000	25,780
				48,530

Media : 0.20%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	200,000	200,750
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,038
				230,788

Wireless Telecommunication Services : 0.06%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	75,000	76,969

Energy : 0.53%
Energy Equipment & Services : 0.14%
Valaris plc	5.75	10-1-2044	430,000	163,400

Oil, Gas & Consumable Fuels : 0.39%
Baytex Energy Corporation 144A	5.13	6-1-2021	125,000	123,594
Baytex Energy Corporation 144A	5.63	6-1-2024	175,000	156,093
Griffin Coal Mining Company Limited 144A†	9.50	12-1-2016	61,339	0
Rockpoint Gas Storage Canada Limited 144A	7.00	3-31-2023	175,000	175,219
				454,906

Financials : 0.77%
Banks : 0.03%
Intelsat Connect Finance Company 144A	9.50	2-15-2023	50,000	29,250

Wells Fargo Utilities and High Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 0.57%
Intelsat Jackson Holdings SA		5.50%	8-1-2023	$495,000	$393,377
Intelsat Jackson Holdings SA 144A		8.50	10-15-2024	150,000	123,375
Sensata Technologies UK Financing Company plc 144A		6.25	2-15-2026	74,000	79,503
Trivium Packaging Finance BV 144A		5.50	8-15-2026	50,000	52,501
Trivium Packaging Finance BV 144A		8.50	8-15-2027	25,000	27,188
					675,944

Health Care : 0.70%
Pharmaceuticals : 0.70%
Bausch Health Companies Incorporated 144A		5.50	3-1-2023	83,000	83,623
Bausch Health Companies Incorporated 144A		5.50	11-1-2025	50,000	52,250
Bausch Health Companies Incorporated 144A		5.88	5-15-2023	168,000	170,100
Bausch Health Companies Incorporated 144A		6.13	4-15-2025	200,000	207,994
Bausch Health Companies Incorporated 144A		6.50	3-15-2022	25,000	25,656
Bausch Health Companies Incorporated 144A		7.00	3-15-2024	50,000	52,313
Teva Pharmaceutical Finance Netherlands III BV		4.10	10-1-2046	325,000	236,438
					828,374

Industrials : 0.51%
Commercial Services & Supplies : 0.38%
Ritchie Brothers Auctioneers Incorporated 144A		5.38	1-15-2025	425,000	442,493

Electrical Equipment : 0.13%
Sensata Technologies BV 144A		5.00	10-1-2025	45,000	48,713
Sensata Technologies BV 144A		5.63	11-1-2024	100,000	110,000
					158,713

Materials : 0.15%
Containers & Packaging : 0.13%
Ardagh Packaging Finance plc 144A		4.13	8-15-2026	100,000	101,500
OI European Group BV 144A		4.00	3-15-2023	50,000	49,875
					151,375

Metals & Mining : 0.02%
ArcelorMittal SA		6.25	2-25-2022	25,000	26,900

Total Yankee Corporate Bonds and Notes (Cost $3,499,650)					3,287,642

		Yield		Shares
Short-Term Investments : 6.41%
Investment Companies : 6.41%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56		7,557,809	7,557,809

Total Short-Term Investments (Cost $7,557,809)					7,557,809

Total investments in securities (Cost $128,398,117)	118.37%				$139,607,196
Other assets and liabilities, net	(18.37)				(21,666,584)

Total net assets	100.00%				$117,940,612

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued secuities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,380,919	14,621,669	13,444,779	7,557,809	$7,557,809	6.41%

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2019, such fair value pricing was used in pricing certain foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Energy	$0	$0	$162,201	$162,201
Utilities	89,413,687	0	0	89,413,687
Corporate bonds and notes	0	37,272,329	0	37,272,329
Loans	0	1,434,044	124,688	1,558,732
Preferred stocks
Energy	0	0	333,624	333,624
Rights
Communication services	0	71	0	71
Utilities	0	21,101	0	21,101
Yankee corporate bonds and notes	0	3,287,642	0	3,287,642
Short-term investments
Investment companies	7,557,809	0	0	7,557,809

Total assets	$96,971,496	$42,015,187	$620,513	$139,607,196

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.